Other Current Assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets

9. OTHER CURRENT ASSETS

	2020	2019
	$	$
Income taxes recoverable	145	415
Prepaid expenses	340	737
Restricted cash	765	-
Forward foreign exchange contracts (1)	21	432
Others	52	15
	1,323	1,599

(1)	Comparative period reclassified from other payables to match current-period other current asset classification.